UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Intermediate Municipal Bond Fund, Inc.
STATEMENT OF INVESTMENTS
August 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--98.8%	Amount ($)		Value ($)

Alabama--1.8%

McIntosh Industrial Development Board, EIR
4.65%, 6/1/2008	1,075,000		1,106,583

Jefferson County, Limited Obligation School Warrants:
5.50%, 1/1/2021	7,500,000		8,278,950
5.25%, 1/1/2023	5,500,000		5,946,380

Alaska--5.1%

Alaska International Airports, Revenue:
5.50%, 10/1/2011 (Insured; AMBAC)	2,560,000		2,848,666
5.50%, 10/1/2012 (Insured; AMBAC)	1,620,000		1,819,503

Alaska Student Loan Corp., Student Loan Revenue:
5.60%, 7/1/2011 (Insured; AMBAC)	4,700,000		4,889,269
5.70%, 7/1/2013 (Insured; AMBAC)	5,990,000		6,241,760
6%, 7/1/2016 (Insured; AMBAC)	6,380,000		6,926,575

Anchorage:
5.875%, 12/1/2010 (Insured; FGIC)	2,365,000	a	2,668,619
5.875%, 12/1/2010 (Insured; FGIC)	1,500,000	a	1,692,570
Electric Utility Revenue:
6.50%, 12/1/2008 (Insured; MBIA)	2,755,000		3,040,335
6.50%, 12/1/2009 (Insured; MBIA)	2,910,000		3,285,856
5.875%, 2/1/2010 (Insured; FSA)	3,175,000	a	3,528,758

Northern Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
6%, 6/1/2013	4,745,000		5,080,519
6.20%, 6/1/2022	2,060,000		2,181,458

Arizona--.3%

Glendale Municipal Property Corp., Excise Tax Revenue
5%, 7/1/2017 (Insured; AMBAC)	2,160,000	2,361,636

Arkansas--.8%

Independence County, PCR
(Entergy Arkansas Inc., Project)
5%, 1/1/2021	5,250,000	5,374,005

Springdale, Sales and Use Tax Revenue
4%, 7/1/2016 (Insured; MBIA)	1,725,000	1,757,672

California--6.6%

ABAG Finance Authority for Nonprofit Corporations,
Revenue (San Diego Hospital Association)
5.125%, 3/1/2018	1,000,000	1,055,670

Alameda County Unified School District,
Zero Coupon, 8/1/2018 (Insured; FSA)	3,785,000	2,193,067

California, GO:
Various Purpose 5%, 6/1/2011	1,500,000	1,625,130
5%, 6/1/2016	5,000,000	5,491,200

California Health Facilities Financing Authority,
Revenue (Cedars Sinai Medical Center)
5%, 11/15/2019	1,500,000	1,598,040

California Infrastructure & Economic Development,
Bank Revenue (Bay Area Toll Bridges- 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	3,300,000	3,690,126

California Pollution Control Financing Authority,
PCR (San Diego Gas and Electric Co.)
5.90%, 6/1/2014 (Insured; MBIA)	2,100,000	2,455,698

California Public Works Board, LR
(Department of Mental Health - Coalinga)
5.50%, 6/1/2018	3,000,000	3,368,130

California Statewide Community Development Authority:

MFHR (Equity Residential) 5.20%, 6/15/2009	3,000,000		3,167,880
Revenue (Huntington Memorial Hospital) 5%, 7/1/2017	2,895,000		3,112,443

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2016 (Insured; FGIC)	3,295,000		3,763,187

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
0% / 7%, 1/1/2008	5,000,000	b	5,464,350

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
5.75%, 6/1/2008	6,950,000	a	7,452,832
5.75%, 6/1/2008	1,735,000	a	1,860,527
5%, 6/1/2019	2,000,000		2,091,220

Los Angeles County Public Works Financing Authority,
Revenue (Regional Park and Open Space District):
5%, 10/1/2007	3,635,000	a	3,828,818
5%, 10/1/2019	1,915,000		2,007,475

Palomar Pomerado Health, GO
5%, 8/1/2020 (Insured; AMBAC)	2,130,000		2,323,851

Colorado--1.3%

Denver City and County, Airport Revenue
5%, 11/15/2008 (Insured; XLCA)	5,000,000		5,248,550

El Paso County School District,
(Number 11 Colorado Springs):
6.25%, 12/1/2009	1,000,000		1,122,690
6.50%, 12/1/2010	2,000,000		2,314,520
6.50%, 12/1/2011	2,040,000		2,403,304

Connecticut--.4%

Connecticut,
Revenue (Mashantucket Western Pequot Tribe):
6.50%, 9/1/2006	2,525,000	c	2,591,029
5.60%, 9/1/2009	1,000,000	c	1,060,730

District of Columbia--.4%

District of Columbia 6%, 6/1/2012 (Insured; MBIA)	3,280,000	3,774,952

Florida--3.6%

Broward County, Airport System Revenue
(Convertible Lien) 5.25%, 10/1/2011 (Insured: AMBAC)	1,525,000	1,613,953

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2015 (Insured; MBIA)	4,060,000	4,421,908

Collier County, Gas Tax Revenue
5.25%, 6/1/2019 (Insured; AMBAC)	2,190,000	2,430,790

Hillsborough County Industrial Development Authority,
PCR (Tampa Electric Co. Project)
5.10%, 10/1/2013	9,575,000	10,160,607

Miami-Dade County School Board, COP
5.25%, 10/1/2017 (Insured; FGIC)	5,000,000	5,558,450

Palm Beach County School Board, COP
5.375%, 8/1/2014 (Insured; AMBAC)	4,000,000	4,541,240

Polk County, Utility System Revenue
5.25%, 10/1/2018 (Insured; FGIC)	2,000,000	2,231,080

Georgia--1.4%

Athens Housing Authority, Student Housing LR
(Ugaref East Campus Housing):
5.25%, 12/1/2015 (Insured; AMBAC)	2,560,000	2,813,235
5.25%, 12/1/2016 (Insured; AMBAC)	2,700,000	2,964,735

Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College and State University
Foundation):
6%, 9/1/2010	1,275,000	1,396,355
5.25%, 9/1/2019	1,710,000	1,811,608

Municipal Electric Authority (Combustion Turbine Project)
5.25%, 11/1/2012 (Insured; MBIA)	2,735,000		3,051,522

Hawaii--1.5%

Hawaii Department of Budget and Finance,
Special Purpose Meeting Revenue
(Kapiolani Health Care System)
6.40%, 7/1/2013	8,775,000		9,945,234

Kuakini Health System, Special Purpose Revenue
5.50%, 7/1/2012	2,575,000		2,734,985

Illinois--3.4%

Chicago Housing Authority, Revenue (Capital Program):
5%, 7/1/2009	2,500,000		2,638,375
5.25%, 7/1/2010	2,420,000		2,600,580

Chicago O'Hare International Airport, Revenue:
(Second Lien) 5.25%, 1/1/2010 (Insured; AMBAC)	3,095,000		3,323,101
(Third Lien) 5.50%, 1/1/2015 (Insured; CIFG)	6,450,000		7,268,311

Chicago Park District, GO Limited Tax Park
5.50%, 1/1/2020 (Insured; FGIC)	5,305,000		5,860,168

Illinois Health Facilities Authority, Revenue:
(Evangelical Hospital) 6.75%, 4/15/2007	100,000		103,879
(Passavant Memorial Area Hospital Association)
5.65%, 10/1/2016	4,850,000		5,246,633

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place) 0/5.55%, 6/15/2021
(Insured; MBIA)	2,500,000	b	1,985,750

Indiana--1.8%

Indiana Health Facility Financing Authority,
HR (Clarian Health Partners, Inc.):
5.50%, 2/15/2010	3,000,000		3,139,890
5.50%, 2/15/2011	5,000,000		5,224,950

Indianapolis Local Public Improvement Bond Bank
6.50%, 1/1/2011 (Insured; FSA)	6,415,000	7,395,789
Kansas--1.7%
Wyandotte County/Kansas City Unified Government:
Tax-Exempt Sales Tax Special Obligation Revenue
(Redevelopment Project Area B) 4.75%, 12/1/2016	3,800,000	3,883,334
Utility System Revenue
5.65%, 9/1/2018 (Insured; AMBAC)	9,130,000	10,696,252
Kentucky--.5%
Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009	4,000,000	4,384,040
Louisiana--1.0%
New Orleans 5.25%, 12/1/2019 (Insured; MBIA)	7,945,000	8,804,649
Maine--.4%
Maine Finance Authority, SWDR
(Waste Management, Inc. Project)
4.65%, 2/1/2016	3,000,000	3,036,240
Massachusetts--5.9%
Boston Water and Sewer Commission, Revenue
5%, 11/1/2020	5,760,000	6,283,526
Massachusetts, Consolidated Loan
5%, 12/1/2010	3,000,000	3,251,370
Massachusetts Bay Transportation Authority, Sales Tax
Revenue 5.50%, 7/1/2017	5,000,000	5,837,600
Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue
(Project Number 6) 5.25%, 7/1/2015 (Insured; MBIA)	4,000,000	4,391,800
Massachusetts School Building Authority,

Dedicated Sales Tax Revenue
5%, 8/15/2014 (Insured; FSA)	6,000,000		6,657,480

Massachusetts Water Resource Authority:
5.25%, 8/1/2019 (Insured; MBIA)	8,420,000		9,611,430
5%, 8/1/2022 (Insured; MBIA)	9,875,000		10,867,437

University of Massachusetts Building Authority,
Project Revenue 5.25%, 11/1/2013 (Insured;
AMBAC)	3,500,000	a	3,941,700

Michigan--4.1%

Detroit Local Development Finance Authority,
5.20%, 5/1/2010	5,745,000		5,944,696

Greater Detroit Resource Recovery Authority, Revenue
6.25%, 12/13/2008 (Insured; AMBAC)	7,755,000		8,489,243

Michigan Building Authority, Revenue
(State Police Communications System)
5.25%, 10/1/2013	1,945,000		2,187,892

Michigan Hospital Finance Authority, Revenue:
7.586%, 11/15/2007	5,750,000	c,d	6,273,192
(Oakwood Obligation Group)
5.50%, 11/1/2011	3,500,000		3,812,130
(Sparrow Obligation Group):
5.25%, 11/15/2011	2,500,000		2,721,625
5.75%, 11/15/2016	3,250,000		3,576,560

Michigan Municipal Bond Authority, Revenue
(Drinking Water Revolving Fund)
5.25%, 10/1/2009	2,370,000	a	2,563,487

Minnesota--1.1%

Lakeville Independent School District Number 194, GO
5%, 2/1/2018 (Insured; FSA)	5,000,000		5,448,550

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project):

5%, 11/15/2017	3,000,000		3,056,250
5.75%, 11/15/2021	1,000,000		1,084,690

Mississippi--.9%

Mississippi Development Bank, Special Obligation
(Adams County HR Project)
5.75%, 7/1/2010 (Insured; FSA)	3,445,000		3,557,135

Mississippi Higher Education Assistance Corp.,
Student Loan Revenue
5.30%, 9/1/2008	2,390,000		2,477,092

Walnut Grove Correctional Authority, COP
5.50%, 11/1/2007 (Insured; AMBAC)	1,855,000		1,954,372

Missouri--2.3%

Joplin Industrial Development Authority, Revenue
(Catholic Health Initiatives):
5.50%, 12/1/2009	3,185,000		3,359,602
5.625%, 12/1/2010	3,340,000		3,519,859

Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)
6%, 6/1/2020	3,160,000	e	3,724,913

Missouri Health and Educational
Facilities Authority, Revenue
(SSM Health Care) 5%, 6/1/2007	2,940,000		3,030,140

Saint Louis, Airport Revenue
(Airport Development Program):
5.50%, 7/1/2010 (Insured; MBIA)	1,565,000		1,723,096
5.50%, 7/1/2010 (Insured; MBIA)	1,435,000		1,583,336
5.625%, 7/1/2011 (Insured; MBIA)	2,500,000	a	2,810,950

Nevada-1.2%

Director of the State of Nevada Department of Business
and Industry, SWDR (Republic Services, Inc. Project)

5.625%, 6/1/2018	5,000,000		5,495,000

Washoe County, Water Facility Revenue
(Sierra Pacific Power Co.)
5%, 7/1/2009	5,000,000		5,101,100

New Jersey--4.7%

Casino Reinvestment Development Authority,
Revenue 5.25%, 6/1/2019 (Insured; MBIA)	5,000,000		5,527,850

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5.375%, 6/15/2015	3,300,000		3,640,428
5.50%, 6/15/2016	1,000,000		1,113,160
School Facilities Revenue
(Construction 2001) 5.25%, 6/15/2010 (Insured; AMBAC)	10,030,000		10,925,478

New Jersey Educational Facilities Authority, Revenue
(Rider University):
5%, 7/1/2010 (Insured; Radian)	1,880,000		1,995,282
5%, 7/1/2011 (Insured; Radian)	1,970,000		2,102,640
(Rowan University) 5.25%, 7/1/2016 (Insured; MBIA)	2,000,000		2,241,760

New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital) 6%, 7/1/2012	3,425,000		3,851,515

New Jersey Turnpike Authority, Revenue
5.625%, 1/1/2010 (Insured MBIA)	3,910,000	a	4,306,435

Union County Utilities Authority, Solid Waste Revenue
(Ogden Martin) 5.50%, 6/1/2008 (Insured; AMBAC)	4,000,000		4,230,160

New Mexico--1.4%

Jicarilla, Apache Nation Revenue:
5%, 9/1/2011	1,500,000		1,598,085
5%, 9/1/2013	2,905,000		3,107,333

Las Cruces, Joint Utility Improvement Revenue
5.50%, 7/1/2016 (Insured; MBIA)	7,000,000		7,444,780

New York--7.0%

New York City:
6.25%, 8/1/2006	530,000	a	554,428
6.25%, 8/1/2009	1,470,000		1,533,578
5%, 6/1/2016 (Insured; FSA)	3,395,000		3,746,009
5%, 4/1/2020	2,500,000		2,679,825
5%, 4/1/2022	5,110,000		5,452,472

New York State Dormitory Authority, Revenues
(Lenox Hill Hospital Obligation Group)
5.50%, 7/1/2011	1,000,000		1,076,760

New York State Local Government
Assistance Corporation:
5.25%, 4/1/2016	3,425,000		3,852,748
5.25%, 4/1/2016 (Insured; FSA)	2,200,000		2,482,942

New York State Thruway Authority:
Highway and Bridge Trust Fund
5%, 4/1/2018 (Insured; AMBAC)	5,000,000	e	5,509,550
Service Contract Revenue (Local Highway and Bridge):
5.50%, 4/1/2012	3,950,000		4,433,006
5.50%, 4/1/2013 (Insured; XLCA)	5,000,000		5,564,650

New York State Urban Development Corp.:
Corporate Purpose 5.125%, 7/1/2019	2,000,000		2,168,260
Correctional and Youth Facilities Service Contract
Revenue (Empire State Development Corp.)
5.25%, 1/1/2009	8,575,000		9,094,731
Personal Income Tax 5.25%, 3/15/2011	1,565,000		1,712,752

Tobacco Settlement Financing Corp., Revenue
5.50%, 6/1/2018	4,000,000		4,435,160

Triborough Bridge and Tunnel Authority, Revenue
6.75%, 1/1/2009	5,100,000		5,484,591

North Carolina--4.0%

North Carolina Eastern Municipal Power Agency,

Power System Revenue:
5.50%, 1/1/2012	3,000,000		3,278,340
5.125%, 1/1/2014	3,000,000		3,201,690
5%, 1/1/2021	1,200,000		1,341,900

North Carolina Medical Care Commission, Revenue:
(FHA Insured Mortgage - Morehead Memorial Hospital)
5%, 11/1/2020 (Insured FSA)	5,000,000		5,409,850
Retirement Facilities:
(Givens Estate Project):
4.75%, 7/1/2010	1,000,000		1,017,210
5%, 7/1/2011	500,000		510,100
5.25%, 7/1/2012	750,000		771,615
(The United Methodist Retirement Homes Project):
4.75%, 10/1/2013	1,000,000	e	1,010,130
5.125%, 10/1/2019	1,250,000	e	1,275,313

North Carolina Municipal Power Agency,
Electric Revenue (Number 1 Catawba):
5.25%, 1/1/2016 (Insured; FSA)	2,540,000		2,806,167
5.25%, 1/1/2017 (Insured; FSA)	10,000,000		11,041,100

Raleigh Durham Airport Authority, Airport Revenue
5.25%, 11/1/2012 (Insured; FGIC)	2,365,000		2,607,578

Ohio--1.4%

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
5.50%, 1/1/2014	4,000,000		4,438,160
6%, 1/1/2017	5,000,000		5,679,100

Knox County, Hospital Facilities Revenue
(Knox Community Hospital Asset Guaranty)
5%, 6/1/2012 (Insured; Radian)	1,500,000		1,606,665

Oklahoma--.2%

Oklahoma Development Finance Authority, LR
(Oklahoma State System Higher Education):
4%, 6/1/2007	1,020,000		1,036,300
4%, 6/1/2008	1,060,000		1,083,437

Oregon--1.2%

Gilliam County, SWDR
4.15%, 5/1/2009	3,400,000	3,431,280

Washington County Unified Sewer Agency,
Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)	5,670,000	6,510,011

Pennsylvania--8.0%

Allegheny County Industrial Development Authority,
PCR 4.05%, 9/1/2011 (Insured; AMBAC)	4,000,000	4,151,040

Carbon County Industrial Development Authority, RRR
(Panther Creek Partners Project) 6.65%, 5/1/2010	8,925,000	9,705,491

Delaware County Industrial Development Authority
(Resource Recovery Facility) 6.10%, 7/1/2013	12,000,000	12,661,440

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2013	2,500,000	2,777,450

Delaware Valley Regional Finance Authority,
Local Government Revenue 5.75%, 7/1/2017	6,830,000	7,916,107

Erie County Hospital Authority, Revenue
(Hamot Health Foundation)
5.375%, 5/15/2010 (Insured; AMBAC)	2,340,000	2,463,646

Erie County Industrial Development Authority,
EIR (International Paper Co. Project)
5.25%, 9/1/2010	2,100,000	2,225,223

Montgomery County Higher Education and Health
Authority, HR (Abington Memorial)
6.10%, 6/1/2012 (Insured; AMBAC)	5,000,000	5,756,750

Montgomery County Industrial Development
Authority, Mortgage Revenue (Whitemarsh
Continuing Care) 6%, 2/1/2021	5,000,000	5,271,750

Pennsylvania Higher Educational Facilities Authority,
(UPMC Health System) 6.25%, 1/15/2015	3,660,000	4,134,116

Rose Tree Media School District,
5.25%, 2/1/2018 (Insured; FSA)	5,900,000	6,586,642

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6%, 12/1/2012	2,000,000	2,231,220

State Public School Building Authority, School
Lease Revenue (Colonial Intermediate
Unit) 5.25%, 5/15/2019 (Insured; FGIC)	2,175,000	2,433,564

Rhode Island--1.3%

Rhode Island Health and Educational Building Corp.:
Health Facilities Revenue (San Antoine)
5.50%, 11/15/2009	3,320,000	3,488,888
Hospital Financing Revenue
(Lifespan Obligation Group)
5.75%, 5/15/2008 (Insured; MBIA)	5,560,000	5,906,221
Revenue (Roger Williams University)
5%, 11/15/2021 (Insured; Radian)	1,360,000	1,429,958

South Carolina--2.8%

Anderson County, IDR (Federal Paper Board)
4.75%, 8/1/2010	4,520,000	4,686,426

Berkeley County School District, Installment
Purchase Revenue (Securing Assets for Education)
5.25%, 12/1/2021	9,395,000	10,022,210

Charleston, COP (Public Facilities Corp.)
5%, 9/1/2015	2,145,000	2,358,985

Dorchester County School District Number 002, Installment
Purpose Revenue (Growth Remedy Opportunity
Tax Hike) 5.25%, 12/1/2021	5,000,000	5,386,750

Hilton Head Island Public Facilities Corp., COP

5%, 3/1/2013 (Insured; AMBAC)	1,065,000		1,166,271

South Dakota--.2%

Pennington County, PCR (Black Hills
Power Incorporated Project) 4.80%, 10/1/2014	2,050,000		2,083,784

Tennessee-2.1%

Chattanooga Health Educational and Housing Facility
Board, Revenue (CDFI Phase I LLC Project)
5%, 10/1/2015	1,500,000		1,554,660

Johnson City Health and Educational Facility Board, HR
(Medical Center Hospital Improvement)
5.125%, 7/1/2011 (Insured; MBIA)	6,720,000		7,142,688

The Health, Educational and Housing Facility
Board of Shelby County,
Revenue (Baptist Memorial Health Care)
5%, 10/1/2008	5,000,000		5,234,400

Tennessee Housing Development Agency,
(Homeownership Program):
5.20%, 7/1/2010	1,815,000		1,918,401
5.30% 7/1/2011	2,140,000		2,260,610

Texas--6.6%

Bexar County, Revenue (Venue)
5.75%, 8/15/2013 (Insured; MBIA)	5,000,000		5,539,300

Cypress - Fairbanks Independent School District,
(Schoolhouse) 6.75%, 2/15/2010	1,700,000	a	1,952,144

Dallas - Fort Worth International Airport, Revenue
Facility Improvement Corp.
(Bombardier Inc.) 6.15%, 1/1/2016	4,000,000		4,108,800

Gulf Coast Waste Disposal Authority
Revenue (Bayport Area System)
5%, 10/1/2014 (Insured; AMBAC)	2,065,000		2,262,930

Harris County Health Facilities Development Corp., HR
(Memorial Hermann Hospital System)
5.50%, 6/1/2012 (Insured; FSA)	8,295,000	9,269,994

Houston, Utility System Revenue (First Lien)
5.25%, 5/15/2012 (Insured; MBIA)	2,750,000	3,047,412

Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services Corp. Project)
5%, 5/15/2010 (Insured; FGIC)	4,200,000	4,437,342

Port Corpus Christi Industrial Development Corp.,
Revenue (Valero):
5.125%, 4/1/2009	2,250,000	2,384,910
5.40%, 4/1/2018	1,500,000	1,576,800

San Antonio, Electric and Gas Revenue
5%, 2/1/2018	5,000,000	5,304,600

Tarrant County Health Facilities Development Corp.,
Health Systems Revenue:
(Harris Methodist Health Systems) 6%, 9/1/2010	7,725,000	8,563,472
(Health Resources Systems)
5.75%, 2/15/2014 (Insured; MBIA)	5,000,000	5,740,250

Texas Municipal Power Agency, Revenue:
Zero Coupon, 9/1/2009 (Insured; AMBAC)	170,000	148,536
4%, 9/1/2012 (Insured; AMBAC)	2,690,000	2,707,216

Utah--3.0%

Carbon County, SWDR
(Sunnyside Cogeneration-A) 6.375%, 8/15/2011	8,450,000	8,459,971

Jordanelle Special Service District
(Special Assessment Improvement District)
8%, 10/1/2011	5,040,000	5,367,600

Orem, Sales Tax Revenue 5%, 4/15/2015
(Insured; AMBAC)	3,325,000	3,600,044

Utah Building Ownership Authority, LR
(State Facilities Master Lease Program)
5%, 5/15/2017	2,950,000		3,199,895

Utah County, EIR (USX Corporation Project)
5.05%, 11/1/2011	4,480,000		4,760,986

Virginia--2.7%

Arlington County Industrial Development Authority, RRR
(Ogden Martin System of Alexandria/Arlington
Inc. Project) 5.375%, 1/1/2012 (Insured; FSA)	2,530,000		2,675,121

Greater Richmond Convention Center Authority,
Hotel Tax Revenue (Convention Center
Expansion Project) 6%, 6/15/2010	2,000,000	a	2,259,780

Peninsula Ports Authority, Revenue
(Port Facility - CSX Transportation Project)
6%, 12/15/2012	4,150,000		4,669,995

Tobacco Settlement Financing Corp.:
4%, 6/1/2013	6,590,000		6,637,316
5.25%, 6/1/2019	3,000,000		3,114,570

Virginia College Building Authority, Educational
Facilities Revenue (Hampden - Sydney College
Project) 5% 9/1/2016	1,000,000		1,040,050

York County Industrial Development Authority,
PCR (Virginia Electric and Power Co.)
5.50%, 7/1/2009	2,750,000		2,850,925

Washington--1.9%

Energy Northwest,
Revenue (Wind Project)
5.60%, 1/1/2007	2,530,000	a	2,686,961

Goat Hill Properties, LR (Government
Office Building Project) 5.25%, 12/1/2020

(Insured; MBIA)	2,710,000		2,988,317

Seattle Municipal Light and Power, Revenue:
5.25%, 3/1/2010 (Insured; FSA)	50,000		54,232
7.886%, 3/1/2010 (Insured; FSA)	6,500,000	c,d	7,600,125

Washington:
5.75%, 10/1/2012	20,000		22,448
5.75%, 10/1/2012	2,305,000		2,576,898

West Virginia--.4%

West Virginia Economic Development Authority, LR
(Department of Enviornmental Protection)
5.50%, 11/1/2022	2,895,000		3,238,492

Wisconsin--1.0%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue
5.50%, 6/1/2010	3,500,000		3,755,360

Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	1,000,000		984,680

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Medical Group, Inc.)
6%, 11/15/2011 (Insured; FSA)	3,500,000		3,987,830

U. S. Related--1.4%

Childrens Trust Fund of Puerto Rico, Tobacco Settlement Revenue:
5.75%, 7/1/2010	2,500,000		2,787,400
5.75%, 7/1/2010	5,000,000	a	5,574,800
5.75%, 7/1/2010	3,300,000	a	3,679,368

Total Long Term Municipal Investments
(cost $819,076,987)			848,193,304

Short-Term Municipal Investments--1.1%

Florida--.1%

Alachua County Health Facilities Authority, Revenue
Health Facilities (Shands Teaching Hospital) 2.35%
(LOC; SunTrust Bank)	1,000,000	f	1,000,000
Kentucky--.8%
Shelby County, Revenue (Kentucky Association of Counties
Leasing Trust Lease Program) 2.36% (LOC; U.S. Bank NA)	6,350,000	f	6,350,000
Pennsylvania--.2%
The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR
(The Children's Hospital of Philadelphia Project) 2.36%
(Insured; MBIA)	2,000,000	f	2,000,000
Total Short-Term Municipal Investments
(cost $9,350,000)			9,350,000
Total Investments (cost $828,426,987)	99.9%		857,543,304
Cash and Receivables (Net)	0.1%		859,827
Net Assets	100.0%		858,403,131

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date, at which time the stated coupon rate becomes effective until maturity
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $17,525,076 or
2.0% of net assets.
d Inverse floater security - the interest rate is subject to change periodically
e Purchased on a delayed delivery basis.
f Security payable on demand. Variable interest rate - subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)